Revenues - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Revenue From Contract With Customer [Line Items]
Revenue from Contract with Customer	$ 91,968	$ 73,406	$ 99,889	$ 79,834
Capitalized contract cost, amortization	1,465	1,179	1,640	1,389
Selling and Marketing Expense [Member]
Revenue From Contract With Customer [Line Items]
Capitalized contract cost, amortization	1,465	1,179	1,640	1,389
Subscription And Related Services [Member]
Revenue From Contract With Customer [Line Items]
Revenue from Contract with Customer	41,292	31,391	$ 43,928	$ 32,430
Onsite Kiosks [Member] | Subscription And Related Services [Member]
Revenue From Contract With Customer [Line Items]
Revenue from Contract with Customer	$ 4,462	$ 3,388